COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Capital commitments	$ 1,758
Not later than one year [member]
Capital commitments	714
Later than two years and not later than three years [member]
Capital commitments	638
Later than four years and not later than five years [member]
Capital commitments	406
Later than five years [member]
Capital commitments	0
Operating lease payments [Member]
Capital commitments	1,383
Operating lease payments [Member] | Not later than one year [member]
Capital commitments	339
Operating lease payments [Member] | Later than two years and not later than three years [member]
Capital commitments	638
Operating lease payments [Member] | Later than four years and not later than five years [member]
Capital commitments	406
Operating lease payments [Member] | Later than five years [member]
Capital commitments	0
Drilling services [Member]
Capital commitments	13
Drilling services [Member] | Not later than one year [member]
Capital commitments	13
Drilling services [Member] | Later than two years and not later than three years [member]
Capital commitments	0
Drilling services [Member] | Later than four years and not later than five years [member]
Capital commitments	0
Drilling services [Member] | Later than five years [member]
Capital commitments	0
Equipment purchases [Member]
Capital commitments	362
Equipment purchases [Member] | Not later than one year [member]
Capital commitments	362
Equipment purchases [Member] | Later than two years and not later than three years [member]
Capital commitments	0
Equipment purchases [Member] | Later than four years and not later than five years [member]
Capital commitments	0
Equipment purchases [Member] | Later than five years [member]
Capital commitments	$ 0